Tax Expense (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
StatementsLineItems [Line Items]
Gross amount	$ 123,047	$ 93,833
Tax effect	20,918	15,952
Unutilized tax losses [Member]
StatementsLineItems [Line Items]
Gross amount	114,326	88,043
Tax effect	19,436	14,968
Difference in depreciation for tax purposes [Member]
StatementsLineItems [Line Items]
Gross amount	7,685	4,813
Tax effect	1,306	818
Provisions [Member]
StatementsLineItems [Line Items]
Gross amount	1,036	977
Tax effect	$ 176	$ 166